Income taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the years ended June 30,
	2023	2024
	GBP	GBP
Current tax expenses	-	(2,512)
Deferred tax expenses	(176,923)	-
Income tax expenses	(176,923)	(2,512)

Schedule of Effective Income Tax Rate

The following table reconciles the United Kingdom statutory rates to the effective tax rates:

	2023	2024
	GBP	GBP
Loss before income tax expense	(2,107,543)	(1,106,493)

Income tax rate in the Cayman Islands, permanent tax holiday	0%	0%
Income tax computed at statutory tax rate of 19% of the United Kingdom	(19.0)%	(19.0)%
Effect of different tax rates available to different jurisdictions	1.5%	1.5%
Effect of non-taxable income	1.9%	-
Effect of tax loss not recognized (note)	15.6%	17.7%
Effect of valuation allowance	8.4	-
Income tax expense	8.4%	0.2%

Note:	The tax loss not recognized mainly represents subsidies of the Company which recorded loss before tax for years ended March 2023 and 2024.

Schedule of Deferred Tax

Movements of deferred tax were as follows:

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
Deferred tax assets:
Balance, beginning of the year	176,923	-	-
Additions	110,323	25,038	31,649
Recognized in the consolidated statements of income and comprehensive income	(176,923)	-	-
Valuation allowance	(110,323)	(25,038)	(31,649)
Balance, end of the year	-	-	-

Schedule of Deferred Tax

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
Deferred tax assets:
Balance, beginning of the year	176,923	-	-
Additions	110,323	25,038	31,649
Recognized in the consolidated statements of income and comprehensive income	(176,923)	-	-
Valuation allowance	(110,323)	(25,038)	(31,649)
Balance, end of the year	-	-	-

Schedule of Deferred Tax Valuation Allowance

Movements of valuation allowance were as follows:

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
Deferred tax assets:
Balance, beginning of the year	-	(110,323)	(139,456)
Additions	(110,323)	(25,038)	(31,649)
Balance, end of the year	(110,323)	(135,361)	(171,105)